LEASES - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) $ in Millions	Mar. 31, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2019 (excluding the three months ended March 2019)	$ 106
2020	110
2021	75
2022	52
2023	41
2024 and thereafter	130
Total future minimum lease payments	514
Less: Interest	(61)
Operating lease liabilities	$ 453